Cash and equivalents, marketable securities and short-term investments - Unrealized gains and losses (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Cash, Cash Equivalents, Marketable Securities and Short Term Investments [Line Items]
Cost basis	$ 4,910	$ 5,635
Available-for-sale securities, Total Cost basis	390
Gross unrealized gains	11	26
Gross unrealized losses	(22)	(2)
AFS, fair value	370
Fair value	4,899	5,659
Cash and equivalents	4,174	4,489
Marketable securities and short-term investments	725	1,170
Changes in fair value recorded in net income
Cash, Cash Equivalents, Marketable Securities and Short Term Investments [Line Items]
Cost basis	4,519	5,358
Gross unrealized gains	10	18
Gross unrealized losses	0	0
Fair value	4,529	5,376
Cash and equivalents	4,174	4,489
Marketable securities and short-term investments	355	887
Cash
Cash, Cash Equivalents, Marketable Securities and Short Term Investments [Line Items]
Cost basis	1,715	2,752
Fair value	1,715	2,752
Cash and equivalents	1,715	2,752
Time deposits
Cash, Cash Equivalents, Marketable Securities and Short Term Investments [Line Items]
Cost basis	2,459	2,037
Fair value	2,459	2,037
Cash and equivalents	2,459	1,737
Marketable securities and short-term investments		300
Equity securities
Cash, Cash Equivalents, Marketable Securities and Short Term Investments [Line Items]
Equity securities, Cost basis	345	569
Equity securities, Gross unrealized gains	10	18
Equity securities, Fair value	355	587
Marketable securities and short-term investments	355	587
Changes in fair value recorded in other comprehensive income
Cash, Cash Equivalents, Marketable Securities and Short Term Investments [Line Items]
Available-for-sale securities, Total Cost basis	391	277
AFS, Gross unrealized gains	1	8
AFS, Gross unrealized losses	(22)	(2)
AFS, fair value	370	283
Cash and equivalents	0	0
Marketable securities and short-term investments	370	283
Debt securities - U.S. government obligations
Cash, Cash Equivalents, Marketable Securities and Short Term Investments [Line Items]
Available-for-sale securities, Total Cost basis	269	203
AFS, Gross unrealized gains	1	7
AFS, Gross unrealized losses	(15)	(1)
AFS, fair value	255	209
Debt securities - U.S. government obligations | Available-for-sale securities
Cash, Cash Equivalents, Marketable Securities and Short Term Investments [Line Items]
Marketable securities and short-term investments	255	209
Debt securities - Other government obligations
Cash, Cash Equivalents, Marketable Securities and Short Term Investments [Line Items]
Available-for-sale securities, Total Cost basis	58
AFS, fair value	58
Debt securities - Other government obligations | Available-for-sale securities
Cash, Cash Equivalents, Marketable Securities and Short Term Investments [Line Items]
Marketable securities and short-term investments	58
Debt securities - Corporate
Cash, Cash Equivalents, Marketable Securities and Short Term Investments [Line Items]
Available-for-sale securities, Total Cost basis	64	74
AFS, Gross unrealized gains		1
AFS, Gross unrealized losses	(7)	(1)
AFS, fair value	57	74
Debt securities - Corporate | Available-for-sale securities
Cash, Cash Equivalents, Marketable Securities and Short Term Investments [Line Items]
Marketable securities and short-term investments	57	74
Restricted cash, current
Cash, Cash Equivalents, Marketable Securities and Short Term Investments [Line Items]
Cash and equivalents	$ 18	30
Restricted cash, non-current
Cash, Cash Equivalents, Marketable Securities and Short Term Investments [Line Items]
Cash and equivalents		$ 300